United States

Securities and Exchange Commission

Washington, D.C.  20549

Form N-Q

Quarterly Schedule of Portfolio Holdings

of Registered Management Investment Companies

811-3375

(Investment Company Act File Number)

Federated GNMA Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, Pennsylvania 15237-7000

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/07

Date of Reporting Period:  Quarter ended 4/30/06

Item 1.

Schedule of Investments

FEDERATED GNMA TRUST

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		MORTGAGE BACKED SECURITIES--97.1%
		Government National Mortgage Association – 97.1%[1]
$96,920,652		5.000%, 12/20/2032 - 4/20/2036	$92,713,438
242,586,948		5.500%, 12/20/2032 - 4/20/2036	237,549,641
150,637,547	[2]	6.000%, 11/15/2023 - 5/20/2036	150,937,416
60,200,051	[2]	6.500%, 10/15/2023 - 5/15/2036	61,913,872
25,401,430		7.000%, 6/15/2027 - 1/15/2033	26,428,641
10,766,322		7.500%, 3/15/2007 - 9/15/2032	11,307,497
4,770,573		8.000%, 11/15/2027 - 8/15/2032	5,072,018
241,789		8.500%, 10/15/2029 - 3/15/2030	258,521
		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $587,773,389)	586,181,044
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.6%
		Government National Mortgage Association – 1.6%
10,000,000		5.500%, 11/20/2032, REMIC 2003-101 PC (IDENTIFIED COST $10,042,188)	9,756,418
		REPURCHASE AGREEMENTS--23.4%
50,000,000	[3]	Repurchase agreement 4.830%, dated 4/20/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/1/2036 for $50,187,833 on 5/18/2006. The market value of the underlying securities at the end of the period was $51,307,151. (segregated pending settlement of dollar-roll transactions)	50,000,000
7,742,000		Interest in $3,400,000,000 joint repurchase agreement 4.790%, dated 4/28/2006, under which Bank of America N.A., will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying securities at the end of the period was $3,468,000,001.	7,742,000
50,000,000	[3]	Repurchase agreement 4.830%, dated 4/20/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/1/2036 for $50,187,833 on 5/18/2006. The market value of the underlying securities at the end of the period was $51,210,956. (segregated pending settlement of dollar-roll transactions)	50,000,000
33,400,000	[3]	Interest in $37,600,000 joint repurchase agreement 4.840%, dated 4/20/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 6/25/2032 for $37,741,543 on 5/18/2006. The market value of the underlying securities at the end of the period was $38,773,717. (segregated pending settlement of dollar-roll transactions)	33,400,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	141,142,000
		TOTAL INVESTMENTS – 122.1% (IDENTIFIED COST $738,957,577)[4]	737,079,462
		OTHER ASSETS AND LIABILITIES – NET – (22.1)%	(133,471,327)
		TOTAL NET ASSETS – 100%	$603,608,135

1

Because of monthly principal payments, the average lives of Government National Mortgage Association Modified Pass-Through Securities, (based upon Federal Housing Authority/Veterans Administration historical experience), are less than the stated maturities.

2	All or a portion of these securities are subject to dollar-roll transactions. Information regarding dollar roll transactions for the Fund for the quarter ended April 30, 2006, was as follows:
	Maximum amount outstanding during the period	$145,120,137
	Average amount outstanding during the period (a)	$118,931,860
	Average shares outstanding during the period	56,946,474
	Average debt per share outstanding during the period	$2.09
	(a) The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended April 30, 2006.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4

At April 30, 2006, the cost of investments for federal tax purposes amounts to $738,957,577. The net unrealized depreciation of investments for federal tax purposes was $1,878,115. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,937,574 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,815,689.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.  For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security.  For other fixed-income and short-term securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.  Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

Item 2.

Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant

Federated GNMA Trust

By

/S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

    (insert name and title)

Date

June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date

June 21, 2006

By

/S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date

June 21, 2006